Supplement dated March 28, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2024
On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadviser, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, from the Effective Date, Allspring Global Investments, LLC (Allspring) will no longer serve as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) will assume day-to-day management of the Fund's portfolio. Accordingly, on the Effective Date, all references in the summary prospectus and prospectus to Allspring will be deleted, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $5.65 million to $15.26 billion as of February 28, 2025. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials and information technology sectors.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus and under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby revised to remove Passive Investment Risk and Issuer Risk - Small-Cap Stock Risk, and add Depositary Receipts Risks, Emerging Market Securities Risk, Environmental, Social and Governance Integrated Risk, Foreign Securities Risk, and Issuer Risk - Small-and Mid-Cap Stock Risk as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Environmental, Social and Governance Integrated Risk. The Fund’s consideration of issuer ESG characteristics may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance, including relative to a benchmark or other funds that do not consider environmental, social and corporate governance data, or funds that do but make different investment decisions based thereon.
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Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers.  If the current subadvisers had been in place for the prior periods, results shown may have been different.
The information under the subsection “Fund Management” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Gregory Tuorto	Managing Director of GSAM	Co-Lead Portfolio Manager	May 2025
Jessica Katz	Vice President of GSAM	Co-Lead Portfolio Manager	May 2025
Subadviser: Segall Bryant & Hamill LLC (SBH)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Brian Fitzsimons, CFA	Director of Small Cap Growth Strategies of SBH	Co-Portfolio Manager	May 2025
Mitch Begun, CFA	Senior Portfolio Manager of SBH	Co-Portfolio Manager	May 2025
The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $5.65 million to $15.26 billion as of February 28, 2025. The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold a security as part of its 80% policy even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials and information technology sectors.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadvisers: Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) (GSAM and SBH, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

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GSAM
GSAM seeks small-cap companies that are positioned for long-term growth. Although the investment team invests primarily in publicly traded U.S. securities, it may invest in foreign securities including securities of issuers in countries with emerging markets or economies and companies that only recently began to trade publicly. The investment team’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The investment team will also consider valuation of companies when determining whether to buy and/or sell securities. The investment team may integrate environmental, social and governance (ESG) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The investment team may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital, or a company no longer fits within the investment team’s definition of a small-cap company.
SBH
SBH emphasizes small companies that have attractive growth prospects for earnings and/or cash flows. SBH implements its investment strategy through independent “bottom-up” fundamental research using a proprietary discounted cash flow (DCF) model to value and generate price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on SBH’s internally generated forecasts. SBH expects to only invest in securities of companies whose stock is traded in U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs). SBH also utilizes an “integrated” approach with respect to a company’s environmental, social, and corporate governance (ESG) practices by considering ESG factors within its investment process alongside other non-ESG factors. ESG factors may be drivers of value in conjunction with the underlying strength and potential of a business, however its consideration of these factors would not necessarily result in a company being included or excluded from the evaluation process but rather would contribute to the overall evaluation of that company.
SBH generally will sell a security when one or more of the following occurs: (1) SBH’s estimate of full valuation is realized; (2) a position in a company within SBH’s allocated portion becomes over-weighted due to appreciation; (3) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); or (4) there is change in a company’s underlying fundamentals.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The last sentence in the sixth paragraph under the “More Information About the Fund — Primary Service Provider Contracts — The Investment Manager” section of the prospectus is hereby superseded and replaced with the following: A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreements with GSAM and SBH will be available in the Fund’s Form N-CSR for the fiscal period ending June 30, 2025.
The information under the subsection “More Information About the Fund — Primary Service Provider Contracts — Subadvisers” is hereby superseded and replaced with the following:
GSAM, which has served as Subadviser to the Fund since May 2025, is located at 200 West Street, New York, New York 10282. GSAM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC.
SBH, which has served as Subadviser to the Fund since May 2025, is located at 10 S. Wacker Drive, Suite 3100, Chicago IL 60606. SBH, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. SBH is a registered investment advisor established in 1994. SBH provides professional portfolio management of domestic and international equity, domestic fixed income and balanced portfolios, and alternative investments, to clients which include foundations, endowments, corporations, public funds, multi-employer plans and wealth management clients.
The information under the subsection “More Information About the Fund — Primary Service Provider Contracts — Portfolio Managers” is hereby superseded and replaced with the following:
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Gregory Tuorto	Managing Director of GSAM	Co-Lead Portfolio Manager	May 2025

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Portfolio Management	Title	Role with Fund	Managed Fund Since
Jessica Katz	Vice President of GSAM	Co-Lead Portfolio Manager	May 2025
Mr. Tuorto is a Managing Director of GSAM and joined the firm in 2019. Mr. Tuorto began his investment career in 1994 and earned a B.A. from Catholic University and an M.B.A. from Monmouth University.
Ms. Katz is a Vice President of GSAM and joined the firm in 2015. Ms. Katz began her investment career in 2006 and earned a B.S. from Salem State University.
Subadviser: Segall Bryant & Hamill LLC (SBH)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Brian Fitzsimons, CFA	Director of Small Cap Growth Strategies of SBH	Co-Portfolio Manager	May 2025
Mitch Begun, CFA	Senior Portfolio Manager of SBH	Co-Portfolio Manager	May 2025
Mr. Fitzsimons is a director of Small Cap Growth strategies at SBH and joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. Mr. Fitzsimons began his investment career in 2000 and earned a B.S. from Metropolitan State University and an M.B.A. from the University of Denver.
Mr. Begun is a Senior Portfolio Manager of SBH and joined the firm in 2018 as part of SBH’s acquisition of Denver Investments. Mr. Begun began his investment career in 2000 and earned a B.S. from the University of North Carolina at Chapel Hill.
Shareholders should retain this Supplement for future reference.

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